CASH (Details) - USD ($)	Dec. 31, 2019	Mar. 27, 2019
Bank Deposits	$ 6,591,128
SGD [Member]
Bank Deposits	5,000,014
RMB [Member]
Bank Deposits	$ 1,591,114